Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
Raw materials, supplies and other	€ 568	€ 462
Work in progress	1,281	1,398
Finished goods	1,087	1,308
Total	2,936	3,168
Cost of inventories recognized as an expense	€ 8,181	€ 7,569	€ 7,803